Note 7 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Governmental National Mortgage Association securities	$2,003	$--	$(13)	$1,990
Federal Home Loan Mortgage Corporation securities	1,020	--	(5)	1,015
	$3,023	$--	$(18)	$3,005
	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Short-term bond fund	$1,214	$--	$(34)	$1,180
Limited-term bond fund	546	--	(20)	526
	$1,760	$--	$(54)	$1,706

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
	(In Thousands)
Due after ten years	$3,023	$3,005

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2015
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Governmental National Mortgage Association securities	2	$1,990	$(13)	$--	$--	$1,990	$(13)
Federal Home Loan Mortgage Corporation securities	1	1,015	(5)	--	--	1,015	(5)
Total	3	$3,005	$(18)	$--	$--	$3,005	$(18)
	December 31, 2014
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Short-term bond fund	1	$--	$--	$1,180	$(34)	$1,180	$(34)
Limited-term bond fund	1	--	--	526	(20)	526	(20)
Total	2	$--	$--	$1,706	$(54)	$1,706	$(54)